Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 15, 2017	Jan. 20, 2017	Jun. 14, 2016	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2021	Jan. 01, 2019
Disclosure of detailed information about business combination [line items]
Goodwill					$ 121,304			$ 123,979
Payment of contingent consideration					1,745	$ 6,922
HealthHelp [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired	100.00%
Purchase consideration	$ 68,910
Working capital adjustments	573
Contingent consideration	$ 8,545
Contingent consideration payable period	Two years
Payment for working capital adjustments							$ 573
Reversal of contingent consideration in relation to acquisition				$ 1,324
Payment of contingent consideration				$ 3,114		4,438
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration		$ 38,668
Working capital adjustments							968
Contingent consideration		$ 6,277
Contingent consideration payable period		Three years
Payment of contingent consideration					1,745	2,484	2,351
Payment of deferred consideration		$ 522					522
Deferred consideration payable		first quarter of the year ended March 31, 2018
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired			100.00%
Purchase consideration			$ 18,265
Working capital adjustments			765
Contingent consideration			$ 5,112
Contingent consideration payable period			Three years
Release of restricted cash, held in escrow					$ 1,535	$ 1,535	$ 1,535
Hotel Beds Group SLU [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration in cash based on exchange rate on January 2, 2019									$ 233
Goodwill									$ 203